Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment reporting [abstract]
Summary of Reconciliation Between IFRS and Underlying Income, Expenses and Net Result
Reconciliation between IFRS and Underlying income, expenses and net result
	2019					2018					2017
	Income	Expenses	Taxation	Non-Controlling interests	Net result¹	Income	Expenses	Taxation	Non-Controlling interests	Net result¹	Income	Expenses	Taxation	Non-Controlling interests	Net result¹
Net result IFRS attributable to equity holder of the parent	17,125	11,472	1,652	99	3,903	18,324	11,338	2,116	108	4,761	18,590	10,505	2,539	82	5,464

Remove impact of:
Special items[2]							–775			775	–121		–121		0
Insurance Other[3]						–89		1		–90	53		1		52
Adjustment of the EU 'IAS 39 carve out' [4]	1,181		303		878	–148		–90		–58	–817		–258		–559
Underlying[5]	18,306	11,472	1,955	99	4,781	18,088	10,563	2,028	108	5,389	17,704	10,505	2,160	82	4,957

1 Net result, after tax and non-controlling interests.
2 Special items in 2018 comprised a settlement agreement with the Dutch authorities on regulatory issues as announced on 4 September 2018.
Special items in 2017 comprised a tax charge at ING Australia Holdings Ltd related to the years 2013-2017, for which a full reimbursement is expected to be received from NN Group.
3 Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group. In March 2018 ING sold its remaining part of warrants on the shares of Voya Financial. In November 2018 the warrant agreement between NN Group and ING was terminated.
4 ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out'
5 Underlying figures are derived from figures according to IFRS by excluding the impact of adjustment of the EU 'IAS 39 carve-out', special items and Insurance Other.

Schedule of ING Group Total
ING Group Total
	2019					2018					2017
	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total

Underlying income
Net interest income	14,074	4	14,079		14,079	13,949	–34	13,916		13,916	13,782	–68	13,714		13,714
Net fee and commission income	2,868	–0	2,868		2,868	2,803	–0	2,803		2,803	2,714	–0	2,714		2,714
Total investment and other income	1,352	8	1,360		1,360	1,350	19	1,369		1,369	1,259	17	1,277		1,277
Total underlying income	18,295	12	18,306		18,306	18,102	–15	18,088		18,088	17,755	–51	17,704		17,704

Underlying expenditure
Operating expenses	10,343	9	10,353		10,353	9,920	–13	9,907		9,907	9,795	34	9,829		9,829
Additions to loan loss provision	1,120	0	1,120		1,120	656	0	656		656	676	0	676		676
Total underlying expenses	11,463	9	11,472		11,472	10,576	–13	10,563		10,563	10,472	34	10,505		10,505

Underlying result before taxation	6,831	3	6,834		6,834	7,526	–2	7,524		7,524	7,283	–84	7,199		7,199
Taxation	1,889	66	1,955		1,955	2,036	–8	2,028		2,028	2,182	–22	2,160		2,160
Non-controlling interests	99		99		99	108		108		108	82		82		82
Underlying net result	4,843	–63	4,781		4,781	5,382	6	5,389		5,389	5,019	–62	4,957		4,957
Special items						–775		–775		–775	0		0		0
Insurance Other									90	90				–52	–52
Adjustment of the EU 'IAS 39 carve out'	–878		–878		–878	58		58		58	559		559		559
Net result IFRS attributable to equity holder of the parent	3,966	–63	3,903		3,903	4,665	6	4,672	90	4,761	5,578	–62	5,516	–52	5,464

1 Comprises for the most part the funding charges of ING Groep N.V. (Holding).

Summary of Segments Banking by Line of Business
c. Banking activities

Segments Banking by line of business
	2019							2018							2017
	Retail Nether-lands	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking	Corporate Line Banking	Total Banking	Retail Nether-lands[1]	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking[1]	Corporate Line Banking	Total Banking	Retail Nether-lands[1]	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking[1]	Corporate Line Banking	Total Banking

Underlying income
– Net interest income	3,541	1,907	1,579	2,787	3,794	470	14,079	3,749	1,830	1,671	2,690	3,686	290	13,916	3,866	1,842	1,704	2,437	3,639	226	13,714
– Net fee and commission income	674	374	268	423	1,135	–6	2,868	664	371	225	395	1,152	–4	2,803	607	408	215	384	1,102	–3	2,714
– Total investment and other income	290	161	138	298	369	103	1,360	335	169	76	230	673	–113	1,369	256	224	–28	207	919	–301	1,277
Total underlying income	4,505	2,442	1,985	3,509	5,298	568	18,306	4,747	2,369	1,972	3,315	5,510	173	18,088	4,730	2,473	1,891	3,028	5,660	–78	17,704

Underlying expenditure
– Operating expenses	2,210	1,609	1,080	2,210	2,937	307	10,353	2,220	1,610	1,027	2,033	2,771	247	9,907	2,260	1,584	1,032	1,919	2,744	290	9,829
– Additions to loan loss provision	91	186	–53	364	532	–0	1,120	–41	164	–27	350	210	–1	656	15	104	–10	284	282	1	676
Total underlying expenses	2,301	1,794	1,027	2,574	3,469	307	11,472	2,179	1,774	1,000	2,383	2,981	246	10,563	2,275	1,688	1,022	2,203	3,026	291	10,505

Underlying result before taxation	2,204	647	957	935	1,830	261	6,834	2,568	595	972	932	2,529	–72	7,524	2,455	785	869	825	2,634	–369	7,199
Taxation	558	192	328	234	464	179	1,955	626	199	324	200	633	47	2,028	615	296	241	188	832	–13	2,160
Non-controlling interests		0	3	82	14		99		6	3	80	19		108		–2	2	67	15		82
Underlying net result	1,646	455	627	619	1,352	82	4,781	1,942	390	646	652	1,877	–119	5,389	1,839	491	625	569	1,788	–356	4,957
Special items													–775	–775						0	0
Adjustment of the EU 'IAS 39 carve out'					–878		–878					58		58					559		559
Net result Banking	1,646	455	627	619	474	82	3,903	1,942	390	646	652	1,935	–894	4,672	1,839	491	625	569	2,347	–356	5,516
Net result Insurance Other														90							–52
Net result IFRS-IASB							3,903							4,761							5,464

1 In 2019, the Dutch domestic midcorporates real estate finance portfolio transferred from Wholesale Banking to Retail Banking Netherlands. Comparative figures have been adjusted.

Summary of Geographical Segments Banking
Geographical segments Banking
	2019								2018								2017
	Nether-lands	Belgium	Germany	Other Challengers	Growth markets	Wholesale Banking Rest of World	Other	Total Banking	Nether-lands	Belgium [1]	Germany	Other Challengers	Growth markets	Wholesale Banking Rest of World [1]	Other	Total Banking	Nether-lands	Belgium [1]	Germany	Other Challengers	Growth markets	Wholesale Banking Rest of World [1]	Other	Total Banking
Underlying income
– Net interest income	4,213	2,233	2,122	1,808	1,606	1,636	461	14,079	4,374	2,137	2,200	1,732	1,639	1,548	285	13,916	4,537	2,110	2,172	1,527	1,515	1,625	227	13,714
– Net fee and commission income	994	533	315	283	299	451	–7	2,868	980	520	273	254	297	482	–4	2,803	871	521	269	232	316	507	–3	2,714
– Total investment and other income	119	233	169	16	411	301	111	1,360	509	379	99	–92	333	245	–104	1,369	445	480	–17	22	296	245	–193	1,277
Total underlying income	5,325	2,999	2,606	2,107	2,316	2,388	566	18,306	5,863	3,037	2,572	1,895	2,269	2,274	177	18,088	5,853	3,111	2,424	1,781	2,127	2,377	31	17,704

Underlying expenditure
– Operating expenses	2,994	1,925	1,237	1,318	1,261	1,309	308	10,353	2,929	1,932	1,171	1,217	1,175	1,222	263	9,907	2,930	2,071	1,154	1,142	1,126	1,105	301	9,829
– Additions to loan loss provision	146	268	–40	171	271	303	–0	1,120	–65	153	6	163	274	126	–1	656	3	160	–15	201	241	85	1	676
Total underlying expenses	3,140	2,194	1,197	1,489	1,533	1,612	308	11,472	2,863	2,085	1,176	1,380	1,449	1,347	262	10,563	2,933	2,231	1,140	1,344	1,367	1,190	301	10,505

Underlying result before taxation	2,185	805	1,409	618	784	776	258	6,834	3,000	952	1,396	515	820	927	–85	7,524	2,920	880	1,285	437	760	1,188	–270	7,199
Taxation	549	247	476	207	166	137	173	1,955	741	291	459	178	143	174	43	2,028	708	369	407	145	151	379	–1	2,160
Non-controlling interests	–0	0	3		96			99	1	6	3		98			108	–	–2	2		82			82
Underlying net result	1,637	558	929	411	521	639	85	4,781	2,258	655	935	337	580	753	–128	5,389	2,212	512	875	292	527	808	–269	4,957
Special items							–	–							–775	–775							0	0
Insurance Other							–	–							90	90							–52	–52
Adjustment of the EU 'IAS 39 carve out'	–273	–372	–232	–0				–878	106	22	–72	2				58	465	38	113	–58				558
Net result IFRS	1,363	186	697	411	521	639	85	3,903	2,364	677	863	339	580	753	–813	4,761	2,677	550	988	234	527	808	–321	5,464

1 As from 2019, financials of Nordics locations (which are managed from Brussels( transferred from 'Wholesale Banking rest of the World' to 'Belgium'. Comparative figures have been adjusted.